74338  7/01
Prospectus Supplement
dated July 9, 2001 to:
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PUTNAM VOYAGER FUND (the "fund")
Prospectuses dated November 30, 2000, as revised May 14, 2001

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                   Since  Experience
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Paul C. Warren            2001   1997 - Present        Putnam Management
Managing Director                Prior to May 1997     IDS Fund Management
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Paul E. Marrkand          1999   1987 - Present        Putnam Management
Senior Vice President
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Michael P. Stack          1997   1997 - Present        Putnam Management
Senior Vice President            Prior to Nov. 1997    Independence Investment
                                                       Associates Inc.
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Kevin M. Divney           2000   1997 - Present        Putnam Management
Senior Vice President            Prior to July 1997    Franklin Portfolio
                                                       Associates LLC
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James C. Wiess            2000   2000 - Present        Putnam Management
Senior Vice President            Prior to April 2000   J.P. Morgan Company
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Michael E. Nance          2001   2001 - Present        Putnam Management
Senior Vice President            Prior to May 2001     Kobrick Funds LLC
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